Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Future minimum payments under non-cancelable operating leases

	Real Estate	Equipment	Total
	(in millions)
2012	$145	$11	$156
2013	102	5	107
2014	86	2	88
2015	57	1	58
2016	40	—	40
Thereafter	89	—	89

Total minimum payments required	519	19	538
Less: Sublease rentals under non-cancelable leases	9	—	9

Net minimum payments required	$510	$19	$529